Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statements to Form 5500
A reconciliation of net assets available for benefits per the financial statements to the Form 5500 is as follows:

December 31,	2025	2024
Net assets available for benefits per the financial statements	$10,726,389,592	$8,932,468,101
Amounts allocated to withdrawing participants	(252,506)	(350,496)
Net assets available for benefits per the Form 5500	$10,726,137,086	$8,932,117,605

The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to participants per the financial statements	$587,970,590

Add: Amounts allocated to withdrawing participants at December 31, 2025	252,506

Less: Amounts allocated to withdrawing participants at December 31, 2024	(350,496)
Benefits paid to participants per Form 5500	$587,872,600